RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 2,122,712		$ 303,544	¥ 2,843,058
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	96,875	$ 13,853
Annual rental expense	1,200,000	200,000
Rights of use lease assets, net	119,411		17,075	696,851	$ 99,648
Operating lease liabilities	119,411		$ 17,075	¥ 355,601	$ 50,850
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,720
Lessee, Operating Lease, Period of Contract	April 1, 2024 - March 31, 2026	April 1, 2024 - March 31, 2026
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 33,250	$ 4,755
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 23,625	$ 3,378
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025